FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk Rating (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	R$ 3,887,100	R$ 4,199,982
Derivative financial instruments | AAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	232,908	878,241
Derivative financial instruments | AA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	286,906	1,007,537
Derivative financial instruments | A+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	148,029	136,864
Derivative financial instruments | A
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024		55,547
Derivative financial instruments | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	2,747,948	1,682,513
Derivative financial instruments | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024		439,280
Derivative financial instruments | brBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	156,450
Derivative financial instruments | Other risk ratings
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	314,859
Cash and cash equivalents and marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	22,382,329	21,613,157
Cash and cash equivalents and marketable securities | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	20,830,651	20,856,072
Cash and cash equivalents and marketable securities | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	658,880	511,589
Cash and cash equivalents and marketable securities | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	755	6,565
Cash and cash equivalents and marketable securities | brAA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	19	2,169
Cash and cash equivalents and marketable securities | brA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	31,504
Cash and cash equivalents and marketable securities | brBBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	3	3
Cash and cash equivalents and marketable securities | brBB
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	710	1,132
Cash and cash equivalents and marketable securities | brBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	750,359	385
Cash and cash equivalents and marketable securities | Other risk ratings
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Rated Credit Exposures 2024	R$ 109,448	R$ 235,242